LAND USE RIGHTS, NET (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 803,501,300				¥ 674,173,731
Less: accumulated amortization	(86,023,897)				(76,251,281)
Land use rights, net	717,477,403			$ 105,673,000	597,922,450
Amortization of land use rights	10,743,344	$ 1,582,324	¥ 8,907,738
Estimated future amortization expense	14,324,458
Land use rights pledged	282,742,943				¥ 171,927,583
Gain on disposal of land use right	¥ 174,477	$ 25,698	¥ 0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	50 years	50 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	70 years	70 years